Share Capital (Tables)	12 Months Ended
Aug. 31, 2018
Share Capital [Abstract]
Disclosure of Capital Stock

2018	2017		2018	2017
Number of securities			$	$
22,420,064	22,420,064	Class A Shares	2	2
484,194,344	474,350,861	Class B Non-Voting Shares	4,054	3,795
10,012,393	10,012,393	Series A Preferred Shares	245	245
1,987,607	1,987,607	Series B Preferred Shares	48	48
518,614,408	508,770,925		4,349	4,090

Disclosure of Changes in Share Capital

	Class A Shares		Class B Non-Voting Shares
	Number	$	Number	$
September 1, 2016	22,420,064	2	463,827,512	3,504
Stock option exercises	–	–	3,256,981	93
Dividend reinvestment plan	–	–	7,266,368	198
August 31, 2017	22,420,064	2	474,350,861	3,795
Stock option exercises	–	–	1,854,594	48
Dividend reinvestment plan	–	–	7,988,889	211
August 31, 2018	22,420,064	2	484,194,344	4,054